Consolidated Balance Sheets - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Current Assets
Cash and cash equivalents	$ 943,435	$ 665,380
Loans receivable		400,000
Accounts receivable	278,900
Advances to suppliers	140,493
Other receivables and other current assets	9,253,793	1,275,000
Assets related to discontinued operation		8,131,397
Total Current Assets	10,616,621	10,471,777
Non-Current Assets
Assets related to discontinued operation		918,299
Total Non-Current Assets		918,299
Total Assets	10,616,621	11,390,076
Current Liabilities
Accruals and other payables	1,763,282	1,363,028
Accounts payable	189,414
Taxes payable	7,341
Contract liability	27,396
Liability related to discontinued operation		5,361,266
Total Current Liabilities	2,199,063	6,728,526
Non-Current Liabilities
Liability related to discontinued operation		362,234
Total Non-Current Liabilities		362,234
Total Liabilities	2,199,063	7,090,760
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares, $0.00195 par value; (150,000,000 shares authorized, 11,011,389 and 4,065,609 shares issued and outstanding as of October 31, 2024 and 2023, respectively)	21,472	610
Additional paid-in capital	86,169,229	23,474,893
Statutory reserve	891,439	891,439
Accumulated deficit	(77,793,056)	(18,660,133)
Accumulated other comprehensive loss	(871,526)	(1,477,025)
Total equity attributable to Jiuzi Holdings, Inc.	8,417,558	4,229,784
Non-controlling interest		69,532
Total Equity	8,417,558	4,299,316
Total Liabilities and Shareholders’ Equity	10,616,621	11,390,076
Related Party
Current Liabilities
Due to related parties	$ 211,630	$ 4,232